Property, Plant and Equipment - Additional Information (Detail) (EUR €)	12 Months Ended																					12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Variable Interest Entity [Member]	Dec. 31, 2012 Variable Interest Entity [Member]	Dec. 31, 2003 Variable Interest Entity [Member]	Dec. 31, 2013 Cost of sales [Member]	Dec. 31, 2012 Cost of sales [Member]	Dec. 31, 2011 Cost of sales [Member]	Dec. 31, 2013 Research and development costs [Member]	Dec. 31, 2012 Research and development costs [Member]	Dec. 31, 2011 Research and development costs [Member]	Dec. 31, 2013 Selling, General and Administrative Expenses [Member]	Dec. 31, 2012 Selling, General and Administrative Expenses [Member]	Dec. 31, 2011 Selling, General and Administrative Expenses [Member]	Dec. 31, 2013 Land, buildings and constructions [Member]	Dec. 31, 2012 Land, buildings and constructions [Member]	Dec. 31, 2013 Machinery and equipment [Member]	Dec. 31, 2012 Machinery and equipment [Member]	Dec. 31, 2013 Machinery and equipment [Member] Property Subject to Evaluation and Operating Lease [Member]	Dec. 31, 2012 Machinery and equipment [Member] Property Subject to Evaluation and Operating Lease [Member]	Dec. 31, 2013 Leasehold improvements [Member]	Dec. 31, 2012 Leasehold improvements [Member]	Dec. 31, 2012 Furniture, fixtures and other equipment [Member]	Dec. 31, 2013 Furniture, fixtures and other equipment [Member]	Dec. 31, 2013 Buildings [Member]	Dec. 31, 2011 Machinery and Equipment Furniture, Fixtures and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Assets under construction in carrying amount																€ 49,300,000	€ 5,500,000	€ 35,900,000	€ 21,800,000			€ 1,000,000	€ 1,000,000	€ 9,300,000	€ 13,900,000
Land	79,200,000	60,700,000
Additions related to non-cash transfer from inventory	115,900,000	204,800,000	300,500,000
Other non-cash movements	12,500,000	9,600,000	17,700,000
Disposals related to non-cash transfer to inventory	48,200,000	222,900,000	145,300,000
Impairment charges	13,057,000	3,234,000	12,300,000				6,300,000	1,000,000	6,200,000	6,700,000	500,000	3,500,000	100,000	1,700,000	2,600,000	3,619,000	649,000	7,997,000	906,000			1,352,000		1,700,000		3,600,000	9,500,000
Estimated fair value of assets, value used to determine amount of impairment charge	16,400,000	100,000	1,900,000
Carrying amount	1,217,840,000	1,029,923,000	1,053,610,000													797,539,000	659,761,000	313,922,000	272,777,000	36,700,000	82,200,000	53,795,000	56,074,000
Depreciation	197,053,000	179,253,000	158,000,000				144,100,000	147,700,000	117,700,000	35,000,000	15,300,000	24,900,000	18,000,000	16,300,000	15,400,000	47,791,000	31,598,000	114,677,000	110,571,000			12,415,000	13,416,000
VIE carrying amount				30.9	32.4
Lease period of property relating to the variable interest entity						15 years
Lessor's shareholders equity relating to the variable interest entity						1,900,000
Loans from Shareholders relating to the variable interest entity						11,600,000
Loan from bank relating to the variable interest entity						12,300,000
Total amount of granted loan relating to the variable interest entity						47,100,000
Subordinated loan by ASML to parent of the lessor relating to the variable interest entity						5,400,000
Exercise price of purchase option relating to the variable interest entity at end of lease						24,500,000
Total assets of the lessor relating to the variable interest entity at inception of the lease						€ 54,500,000
Expiration date of purchase option relating to the variable interest entity						2018
Use of buildings relating to the variable interest entity						15 years